SEC File Nos. 002-26516
811-01435

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No.  85

and

Registration Statement
Under
The Investment Company Act of 1940
Amendment No.  54

AMCAP FUND
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071-1406
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:
(213) 486-9200

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071-1406
(Name and Address of Agent for Service)

Copies to:
Eric A.S. Richards
O'Melveny & Myers LLP
400 South Hope Street
Los Angeles, California  90071-2899
(Counsel for the Registrant)

Approximate date of proposed public offering:
It is proposed that this filing become effective immediately pursuant to paragraph (b) of rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 20th day of May, 2011.
AMCAP FUND

By: /s/ Claudia P. Huntington
(Claudia P. Huntington, Vice Chairman)

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below on May 20, 2011, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ Claudia P. Huntington	Vice Chairman of the Board
(Claudia P. Huntington)
(2)	Principal Financial Officer and Principal Accounting Officer:
	/s/ Karl C. Grauman	Treasurer
(Karl C. Grauman)
(3)	Trustees:
	/s/ Timothy D. Armour	President and Trustee
(Timothy D. Armour)
	Louise H. Bryson*	Trustee
	Mary Anne Dolan*	Chairman of the Board
	James G. Ellis*	Trustee
	Leonard R. Fuller*	Trustee
	/s/ Claudia P. Huntington	Vice Chairman of the Board
(Claudia P. Huntington)
	William D. Jones*	Trustee
	L. Daniel Jorndt*	Trustee
	William H. Kling*	Trustee
	John C. Mazziotta*	Trustee
	John G. McDonald*	Trustee
	Bailey Morris-Eck*	Trustee
	Steven B. Sample*	Trustee
*By: /s/ Vincent P. Corti
(Vincent P. Corti, pursuant to a power of attorney filed herewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

/s/ Timothy W. McHale
(Timothy W. McHale)

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase